STOCK-BASED COMPENSATION - Summarizes Stock Options Outstanding (Details) - Stock Incentive Plan 2017 - Stock Options - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock option activity
Options outstanding at beginning of year	489,718	598,083	598,083	520,517
Granted		17,631	86,536	209,505
Exercised				(1,719)
Cancelled and forfeited	(57,149)	(30,768)	(194,901)	(130,220)
Balance at September 30	432,569	584,946	489,718	598,083
Options exercisable at September 30:	408,306	361,720	441,430	368,527
Weighted average exercise price
Options outstanding at beginning of year	$ 10.03	$ 11.11	$ 11.11	$ 8.64
Granted		12.02	17.95	17.29
Exercised				6.64
Cancelled and forfeited	17.88	11.88	15.06	11.56
Balance at September 30	8.99	11.09	10.03	11.11
Options exercisable at December 31:	$ 8.75	7.67	9.50	7.72
Weighted average grant date fair value for options granted during the year:		$ 35.62	$ 17.43	$ 10.82
Additional stock option information
Options outstanding, number	432,569	584,946	489,718	598,083
Options outstanding, weighted average remaining contractual life	6 years 8 months 19 days	8 years 7 days	6 years 4 months 13 days	8 years 25 days
Options outstanding, weighted average exercise price	$ 8.99	$ 11.09	$ 10.03	$ 11.11
Options outstanding, aggregate intrinsic value	$ 839,700	$ 18,712,900	$ 554,900	$ 19,163,700
Options exercisable, number	408,306	361,720	441,430	368,527
Options exercisable, weighted average exercise price	$ 8.75	$ 7.67	$ 9.50	$ 7.72
Options exercisable, aggregate intrinsic value	$ 269,514	$ 12,808,800		$ 13,031,000
Previously Reported
Weighted average exercise price
Options outstanding at beginning of year		$ 11.04	$ 11.04
Balance at September 30				$ 11.04
Additional stock option information
Options outstanding, weighted average exercise price				$ 11.04